Shareholders’ Equity	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Shareholders’ Equity

NOTE 3 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The authorized number of ordinary shares of the Company is 50,000 shares with par value of $1.00 each. On December 18, 2023, the Company issued a total of 1 ordinary share at a price of $1 per share to Ogier Global Subscriber (Cayman) Limited. On December 23, 2023, Ogier Global Subscriber (Cayman) Limited transferred the 1 share to Doreen International Limited.

NOTE 3 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The authorized number of ordinary shares of the Company is 50,000 shares with par value of $1.00 each. On December 18, 2023, the Company issued a total of 1 ordinary share at a price of $1 per share to Ogier Global Subscriber (Cayman) Limited. On December 23, 2023, Ogier Global Subscriber (Cayman) Limited transferred the 1 share to Doreen International Limited.

Alphatime Acquisition Corp [Member]
Restructuring Cost and Reserve [Line Items]
Shareholders’ Equity

Note 7 - Shareholders’ Equity

Preferred Shares - The Company is authorized to issue 1,000,000 shares of preferred shares with a par value of $0.0001 per share with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2024, and December 31, 2023, there were no preferred shares issued or outstanding.

Ordinary Shares

The Company was authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share and 20,000,000 Class B ordinary shares with a par value of $0.0001 per share. Holders of Class A and Class B ordinary shares were entitled to one vote for each share.

On September 28, 2021, the Sponsor received 1,437,500 of the Company’s Class B ordinary shares in exchange for $25,000 paid for deferred offering costs borne by the Sponsor. Out of the 1,437,500 Class B ordinary shares, an aggregate of up to 187,500 Class B ordinary shares were subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part so that the number of Founder Shares will equal 20% of the Company’s issued and outstanding ordinary shares after the Initial Public Offering (excluding private placement shares).

On January 8, 2022, the board of directors of the Company and the Sponsor, as sole shareholder of the Company, approved, through a special resolution, the following share capital changes:

(a) Each of the authorized but unissued 200,000,000 Class A ordinary shares were cancelled and re-designated as the ordinary shares of $0.0001 par value each;

(b) Each of the 1,437,500 Class B ordinary shares in issue were repurchased in consideration for the issuance of 1,437,500 ordinary shares of $0.0001 par value each; and

(c) Upon completion of the above steps, the authorized but unissued 20,000,000 Class B ordinary shares were cancelled.

As an effect of the above, the Company is authorized to issue 200,000,000 ordinary shares with a par value of $0.0001 per share. Holders of ordinary shares are entitled to one vote for each share. Further, the shareholders also approved the amendment and restatement of the memorandum and articles of association filed with the Cayman Registrar.

On January 8, 2022, the Company issued an additional 287,500 ordinary shares to the Sponsor as fully paid bonus shares for no additional consideration. The issuance was considered as a bonus share issuance, in substance a recapitalization transaction, which was recorded and presented retroactively.

On January 4, 2023, the Company consummated the IPO of 6,000,000 units at a price of $10.00 per Unit, generating gross proceeds to the Company of $60,000,000. Simultaneously with the closing of the IPO, the Company completed the sale of 370,500 private units to the Sponsor at a purchase price of $10.00 per Private Unit, generating gross proceeds to the Company of $3,705,000. Concurrent with the closing of the offering, our Sponsor, at the option of the Company, sold to underwriter or its designees 115,500 Founder Shares for a purchase price of $2.00 per share and an aggregate purchase price of $231,000, as part of the exercise of overallotment option by the underwriter.

On January 6, 2023, the underwriters notified the Company that it is exercising the over-allotment option with respect to the 900,000 additional Units, which was subsequently closed on January 9, 2023, generating gross proceeds to the Company of $9,000,000.

Simultaneously, an amount of $352,350 due to related party was converted into over-allotment of Private Placement, and the underwriter deposited additional $34,650 on behalf of Sponsor for 17,325 Founder Shares for $2.00 per share which was sold by the Sponsor to underwriters. As a result, the Sponsor purchased an additional 38,700 Private Units, an aggregate of 409,200 units at a price of $10.00 per Private Placement Unit (an aggregate of $4,092,000). As of December 31, 2024, there were 2,134,200 ordinary shares issued and outstanding, excluding 1,335,250 shares subject to possible redemption.

HCYC Group Company Limited [Member]
Restructuring Cost and Reserve [Line Items]
Shareholders’ Equity

NOTE 7 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The authorized number of ordinary shares of the Company is 50,000 shares with par value of $1.00 each. On May 11, 2022, the Company issued totaling 1 ordinary share at a price of $1 per share to the founder – Ms. Ding. Subsequent on October 10, 2023, the Company allotment 8,499 and 1,500 ordinary shares at a price of $1.00 per share to the founder and four minority shareholders, respectively.

NOTE 8 — SHAREHOLDERS’ EQUITY

Ordinary Shares

The authorized number of ordinary shares of the Company is 50,000 shares with par value of $1.00 each. On May 11, 2022, the Company issued total 1 ordinary share at a price of $1 per share to the founder – Ms. Ding. Subsequent on October 10, 2023, the Company allotment 8,499 and 1,500 ordinary shares at a price of $1.00 per share to the founder and four minority shareholders, respectively (the “Oct-2023 Allotment”). The allotment was accounted for as a stock split. In accordance with SEC SAB Topic 4-C, A capital structure change, such as a stock split or reverse split occurs after the date of the latest reported balance sheet but before the release of the financial statements or the effective date of the registration statement, which is later, must be given retroactive effect in the balance sheet. Thus, the information of Oct-2023 Allotment has been retrospectively presented in consolidated balance sheets and consolidated statements of changes in stockholders’ equity to reflect such stock split for all periods presented.